Investments accounted for using the equity method - Carrying value associates (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TOGG
Associates
Investments in associates	₺ 5,294,025	₺ 8,456,656